Operating segments - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
North America
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue	79.00%	82.00%	77.00%
Asia
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue	17.00%	8.00%	13.00%
Europe
Disclosure Of Operating Segments [Line Items]
Percentage of entity's revenue	4.00%	10.00%	10.00%